UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: SAGE CAPITAL MANAGEMENT, LLC
Address: 665 S. ORANGE AVENUE, SUITE 3  SARASOTA, FL  34236

13 File Number: 028-11363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: MICHAEL C. IPPOLITO, CFA
Title: CHIEF COMPLIANCE OFFICER
Phone: 941-952-1032
Signature, Place and Date of Signing: MICHAEL C. IPPOLITO, CFA  SARASOTA, FL

      NOVEMBER 6,2012


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    81547

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANCE DATA SR UNS CONV 1.75 CONVRT BONDS     018581AD0     1995  1100000 SH       SOLE                1100000        0        0
D AMD SER B SR GLOBAL CONV 6%    CONVRT BONDS     007903AL1     1218  1200000 SH       SOLE                1200000        0        0
D ANNALY CAPITAL SR UNS GLOBAL	 CONVRT BONDS     035710AA0     2417  1900000 SH       SOLE                1900000        0        0
D BIOMARIN PHARM SENIOR SUB CONV CONVRT BONDS     09061GAD3     3438  1650000 SH       SOLE                1650000        0        0
D BOSTON PROP LP SR UNS CONV	 CONVRT BONDS     10112RAG9     1320  1150000 SH       SOLE                1150000        0        0
D CACI INTL INC SER B SENIOR SUB CONVRT BONDS     127190AD8     1229  1100000 SH       SOLE                1100000        0        0
D CADENCE DESIGN SR UNS GLOBAL C CONVRT BONDS     127387AJ7     3281  1850000 SH       SOLE                1850000        0        0
D CEMEX SAB SER B SUB DEB 4.875% CONVRT BONDS     151290AV5      742   750000 SH       SOLE                 750000        0        0
D CEMEX SAB SR UNS CONV 3.25%	 CONVRT BONDS     151290BB8      743   750000 SH       SOLE                 750000        0        0
D CHEMED CORP SER B SR UNS CONV	 CONVRT BONDS     16359RAC7      790   750000 SH       SOLE                 750000        0        0
D COVANTA HOLDING SR UNS CONV    CONVRT BONDS     22282EAC6     1344  1150000 SH       SOLE                1150000        0        0
D CRE VS 2X VIX ST		 ETN'S     	  22542D761      349   229500 SH       SOLE                 229500        0        0
D CUBIST PHARM SR UNS CONV 2.5%  CONVRT BONDS     229678AD9     3490  2000000 SH       SOLE                2000000        0        0
D DENDREON CORP SR UNS CONV      CONVRT BONDS     24823QAC1      681  1025000 SH       SOLE                1025000        0        0
D DEVELOPERS DIVERSIFIED SR UNS	 CONVRT BONDS     251591AX1     1725  1550000 SH       SOLE                1550000        0        0
D ELECTRONIC ARTS SER B SR UNS   CONVRT BONDS     285512AA7     1420  1550000 SH       SOLE                1550000        0        0
D EMC CORP SR UNS CONV 1.75%	 CONVRT BONDS     268648AM4     2662  1550000 SH       SOLE                1550000        0        0
D ENDO PHARMA HLDG SER B SENIOR  CONVRT BONDS     29264FAB2     1772  1450000 SH       SOLE                1450000        0        0
D ENPRO INDUSTRIES SER B  SR UNS CONVRT BONDS     29355XAB3     1946  1575000 SH       SOLE                1575000        0        0
D GEN CABLE CORP Exch SUB DEB CO CONVRT BONDS     369300AL2      564   530000 SH       SOLE                 530000        0        0
D GEN CABLE CORP SR UNS 0.875%	 CONVRT BONDS     369300AD0     1546  1550000 SH       SOLE                1550000        0        0
D GILEAD SCIENCES SER B SR UNS	 CONVRT BONDS     375558AN3     2860  1900000 SH       SOLE                1900000        0        0
D HANOVER COMPRESSOR SR UNS CONV CONVRT BONDS     410768AE5     1509  1500000 SH       SOLE                1500000        0        0
D HERTZ GLOBAL HLD SR UNS 5.25%  CONVRT BONDS     42805TAA3     1773  1000000 SH       SOLE                1000000        0        0
D KNIGHT CAPITAL SENIOR SUB      CONVRT BONDS     499005AE6      862   950000 SH       SOLE                 950000        0        0
D L-3 COMMUNICATIONS CODES       CONVRT BONDS     502413AW7     1153  1150000 SH       SOLE                1150000        0        0
D LEUCADIA NATL SER B SENIOR SUB CONVRT BONDS     527288AX2     1303  1150000 SH       SOLE                1150000        0        0
D LIBERTY MEDIA SER B SR UNS CON CONVRT BONDS     530718AF2     2855  2050000 SH       SOLE                2050000        0        0
D MICROCHIP TECH SER B JUNIOR    CONVRT BONDS     595017AB0     1886  1500000 SH       SOLE                1500000        0        0
D MICRON TECH SR UNS CONV 1.875% CONVRT BONDS     595112AK9     1161  1300000 SH       SOLE                1300000        0        0
D MYLAN INC SER B SR UNS 3.75%   CONVRT BONDS     628530AJ6     4118  2150000 SH       SOLE                2150000        0        0
D NATL FINANCIAL SER B SR UNS CO CONVRT BONDS     63607PAC3     2293  1550000 SH       SOLE                1550000        0        0
D NEXTERA ENERGY INC CONV PFD    PRFD STK (CONVRT 65339F887      992    19400 SH       SOLE                  19400        0        0
D NOVELLUS SYS SER B SR UNS CONV CONVRT BONDS     670008AD3     1273  1150000 SH       SOLE                1150000        0        0
D OMNICARE INC SENIOR SUB CONV   CONVRT BONDS     681904AN8     2402  1700000 SH       SOLE                1700000        0        0
D PDL BIO PHARMA SR UNS GLOBAL   CONVRT BONDS     69329YAC8     1904  1550000 SH       SOLE                1550000        0        0
D PRS ULT LEH20+YR               US ETF'S - US TR 74347R297     1177    75500 SH       SOLE                  75500        0        0
D RAMBUS INC SR UNS CONV 5%	 CONVRT BONDS     750917AC0      751   750000 SH       SOLE                 750000        0        0
D REGIS CORP SR UNS CONV 5%      CONVRT BONDS     758932AA5     1572  1200000 SH       SOLE                1200000        0        0
D SBA COMMUNICATIO SR UNS 4%     CONVRT BONDS     78388JAM8     2331  1100000 SH       SOLE                1100000        0        0
D SPDR BARCLAYS CAPTL CONV BND   US ETF'S - US TR 78464A359     2984    75400 SH       SOLE                  75400        0        0
D TIME WARNER TELE SR UNS CONV   CONVRT BONDS     887319AC5     2189  1550000 SH       SOLE                1550000        0        0
D UAL CORP SR UNS CONV 6%        CONVRT BONDS     902549AJ3     1759   750000 SH       SOLE                 750000        0        0
D UTILITIES SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y886     1235    33940 SH       SOLE                  33940        0        0
D VIRGIN MEDIA INC SR UNS GLOBAL CONVRT BONDS     92769LAB7     3443  2000000 SH       SOLE                2000000        0        0
D XILINX INC SER B JUNIOR SUB    CONVRT BONDS     983919AD3     1090   910000 SH       SOLE                 910000        0        0
S REPORT SUMMARY                 46 DATA RECORDS               81547        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED